Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment consist
	As of December 31,
	2022	2021
Lab equipment	$412,741	$860,433
Computer and equipment	72,064	72,062
Total property and equipment	$484,805	$932,495
Less: accumulated depreciation	(419,296)	(671,883)
Total property and equipment, net	$65,509	$260,612